N-6	Jun. 21, 2024	May 01, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	The Prudential Variable Contract Account GI-2
Entity Central Index Key	0001008003
Entity Investment Company Type	N-6
Document Period End Date	Jun. 21, 2024
Amendment Flag	false
C000005695 [Member]
Prospectus:
Portfolio Company Name [Text Block]		PSF Global Portfolio (Class I)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]		PGIM Investments LLC
Portfolio Company Subadviser [Text Block]		LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000005726 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	5.17%
C000005468 [Member]
Prospectus:
Portfolio Company Name [Text Block]		T. Rowe Price International Stock Portfolio
Portfolio Company Objective [Text Block]		Global/International
Portfolio Company Adviser [Text Block]		T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]		T. Rowe International Ltd.
Current Expenses [Percent]		0.95%
Average Annual Total Returns, 1 Year [Percent]		16.24%
Average Annual Total Returns, 5 Years [Percent]		7.71%
Average Annual Total Returns, 10 Years [Percent]		4.75%